Revenue from Contracts with Customers (Tables)	12 Months Ended
Jun. 30, 2024
Revenue from Contracts with Customers [Abstract]
Schedule of Revenue from Contracts with Customers
	Consolidated
	30 June 2024	30 June 2023
	$	$
Sale of products	—	79,843

Schedule of Disaggregation of Revenue by Geographical Location	Disaggregation of revenue by geographical location:
	Consolidated
	30 June 2024	30 June 2023
	$	$
United States of America	—	79,843
Total	—	79,843